Financial Instruments - Summary of Company's Cash Equivalents and Post Fixed Financing (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 142.1
Loans and financing	$ 871.0
Cash equivalents and financial investments	100.00%
Loans and financing	19.58%
With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 142.1
Loans and financing	$ 478.8
Cash equivalents and financial investments	100.00%
Loans and financing	10.76%
CDI [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 78.8
Cash equivalents and financial investments	100.00%
CDI [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 78.8
Loans and financing	$ 53.0
Cash equivalents and financial investments	100.00%
Loans and financing	6.09%
CDI [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 78.8
Loans and financing	$ 24.6
Cash equivalents and financial investments	100.00%
Loans and financing	5.14%
Loans And Financing [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 870.8
Loans and financing	100.01%
Loans And Financing [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 478.6
Loans and financing	100.00%
Libor [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 781.0
Loans and financing	89.69%
Libor [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 417.2
Loans and financing	87.18%
TJLP [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.4
Loans and financing	0.05%
TJLP [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 0.4
Loans and financing	0.08%
SIFMA [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 32.9
Loans and financing	3.78%
SIFMA [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 32.9
Loans and financing	6.87%
IPCA [Member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 3.5
Loans and financing	0.40%
IPCA [Member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 3.5
Loans and financing	0.73%